OFFSETTING (Tables)	12 Months Ended
Dec. 31, 2013
Offsetting Assets Tables [Abstract]
Offsetting Derivative Assets Tables [Text Block]

a. Financial assets subject to offsetting, enforceable netting arrangements and similar agreements
		December 31, 2012			December 31, 2013
		Derivative instruments (1)	Reverse repurchase agreements	Total	Derivative instruments (1)	Reverse repurchase agreements	Total

Gross amounts of recognised financial assets		3,647	884	4,531	3,598	39	3,637
Gross amounts of recognised financial liabilities set off in the balance sheet		-	(51)	(51)	-	-	-
Net amounts of financial assets presented in the balance sheet		3,647	833	4,480	3,598	39	3,637

Related amounts not set off in the balance sheet	Financial instruments	(1,008)	(829)	(1,837)	(619)	(25)	(644)
	Cash collateral received	(477)	-	(477)	(943)	-	(943)
Net amount		2,162	4	2,166	2,036	14	2,050

(1) Included in Derivative assets in the Group's balance sheet at December 31, 2012 and 2013.

Offsetting Derivative Liabilities Tables [Text Block]

b. Financial liabilities subject to offsetting, enforceable netting arrangements and similar agreements
		December 31, 2012			December 31, 2013
		Derivative instruments (1)	Repurchase agreements	Total	Derivative instruments (1)	Repurchase agreements	Total

Gross amounts of recognised financial liabilities		4,777	1,160	5,937	3,029	4,738	7,767
Gross amounts of recognised financial assets set off in the balance sheet		-	(51)	(51)	-	-	-
Net amounts of financial liabilities presented in the balance sheet		4,777	1,109	5,886	3,029	4,738	7,767

Related amounts not set off in the balance sheet	Financial instruments	(768)	(1,082)	(1,850)	(545)	(4,738)	(5,283)
	Cash collateral pledged	(1,781)	-	(1,781)	(769)		(769)
Net amount		2,228	27	2,255	1,715	-	1,715

(1) Included in Derivative liabilities in the Group's balance sheet at December 31, 2012 and 2013.